Note 4 - Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
6.
        Accrued Expenses

Accrued expenses as shown on the accompanying Condensed Consolidated Balance Sheets is composed of the following as of
March 31, 2017
and
December 31, 2016:

	March 31, 2017	December 31, 2016
Accrued salaries	$276,220	$201,170
Accrued directors’ fees	105,769	78,070
Other	15,000	15,000
Total accrued expenses	$396,989	$294,240

4.
          Accrued Expenses

Accrued expenses as shown on the accompanying Consolidated Balance Sheets is composed of the following as of
December 31, 2016
and
2015:

	2016	2015
Accrued compensation	$201,170	$1,305
Accrued directors’ fees	78,070	-
Other accrued expenses	15,000	24,750
Total accrued expenses	$294,240	$26,055